SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT REPORTING
Schedule of components of net revenues

	Year ended December 31, 2024
			Corporate and
	Product sales	Services	Unallocated	Consolidated

Revenues	$243,700	$11,587	$—	$255,287
Cost of revenues	98,926	2,869	—	101,795
Gross profit	144,774	8,718	—	153,492
Fulfillment	12,308	6,624	—	18,932
Selling and marketing	111,825	—	94	111,919
General and administrative	22,506	1,381	1,848	25,735
Other operating income	(214)	(662)	—	(876)
(Loss) / income from operations	(1,651)	1,375	(1,942)	(2,218)
Interest income	53	37	—	90
Other (expense) / income, net	(472)	72	—	(400)
Total other (loss) / income	(419)	109	—	(310)
(Loss) / income before income tax	$(2,070)	$1,484	$(1,942)	$(2,528)

	Year ended December 31, 2023
			Corporate and
	Product sales	Services	Unallocated	Consolidated

Revenues	$617,240	$12,188	$—	$629,428
Cost of revenues	265,964	3,532	—	269,496
Gross profit	351,276	8,656	—	359,932
Fulfillment	29,580	5,336	—	34,916
Selling and marketing	302,245	415	34	302,694
General and administrative	29,138	1,725	3,215	34,078
Other operating income	(351)	(1,010)	—	(1,361)
(Loss) / income from operations	(9,336)	2,190	(3,249)	(10,395)
Interest income	270	80	—	350
Interest expense	—	(4)	—	(4)
Other income, net	485	14	—	499
Total other income	755	90	—	845
(Loss) / income before income tax	$(8,581)	$2,280	$(3,249)	$(9,550)

	Year ended December 31, 2022
			Corporate and
	Product sales	Services	Unallocated	Consolidated

Revenues	$491,949	$11,619	$—	$503,568
Cost of revenues	223,383	5,107	—	228,490
Gross profit	268,566	6,512	—	275,078
Fulfillment	27,215	3,402	—	30,617
Selling and marketing	221,578	952	99	222,629
General and administrative	30,918	1,617	3,760	36,295
Other operating income	(127)	(96)	—	(223)
(Loss) / income from operations	(11,018)	637	(3,859)	(14,240)
Interest income	57	—	—	57
Interest expense	—	(5)	—	(5)
Other income, net	972	10	—	982
Impairment loss on investment	(56,083)	—	—	(56,083)
Total other (loss) / income	(55,054)	5	—	(55,049)
(Loss) / income before income tax	$(66,072)	$642	$(3,859)	$(69,289)

Summary of total revenues by geographic location

	Years ended December 31,
	2022		2023		2024
	Revenues	%	Revenues	%	Revenues	%

Europe	$232,954	46.3	$313,559	49.8	$96,085	37.6
North America	171,553	34.1	235,974	37.5	119,513	46.8
Other countries	99,061	19.6	79,895	12.7	39,689	15.6
Total revenues	$503,568	100.0	$629,428	100.0	$255,287	100.0